Document and Entity Information	12 Months Ended
Jan. 27, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	GABELLI EQUITY SERIES FUNDS INC
Central Index Key	0000877670
Amendment Flag	false
Document Creation Date	Nov. 30, 2012
Document Effective Date	Nov. 30, 2012
Prospectus Date	Jan. 27, 2012